UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 3940

Strategic funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	2/28/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Emerging Markets Opportunity Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Emerging Markets Opportunity Fund
February 28, 2010 (Unaudited)

Common Stocks--89.8%	Shares	Value ($)
Brazil--3.2%
Localiza Rent a Car	10,100	110,102
Petroleo Brasileiro, ADR	5,700	243,105
Tivit Terceirizacao de Tecnologia e Servicos	12,400	109,786
Vivo Participacoes, ADR	5,900	159,654
		622,647
China--5.5%
Aluminum Corp. of China, Cl. H	126,000 a	121,907
Anhui Conch Cement, Cl. H	26,000	154,081
Bank of China, Cl. H	309,000	150,078
PetroChina, ADR	1,500	167,880
Ping An Insurance (Group) of China, Cl. H	22,000	167,789
Tencent Holdings	9,100	178,433
Zijin Mining Group, Cl. H	140,000	119,761
		1,059,929
Czech Republic--2.4%
CEZ	6,836	312,598
Komercni Banka	745	146,826
		459,424
Hong Kong--7.1%
Beijing Enterprises Holdings	37,500	235,759
Belle International Holdings	126,000	140,412
China Everbright	60,000	145,630
China Mobile	30,000	296,052
China Resources Power Holdings	66,000	131,113
Fushan International Energy Group	134,000	119,462
Lenovo Group	220,000	143,130
Shougang Concord International Enterprises	440,000	98,632
SoftGobi Energy Resources	4,000 a	61,787
		1,371,977
Hungary--3.7%
MOL Hungarian Oil and Gas	3,639 a	327,060

OTP Bank	14,238 a	391,805
		718,865
India--3.4%
Axis Bank	5,260	126,384
GAIL India	15,411	131,488
Housing Development Finance	12	651
ICICI Bank	2,995	56,209
Infosys Technologies, ADR	1,900	108,110
Reliance Industries	5,345	110,297
Sterlite Industries India	7,765	129,181
		662,320
Israel--5.2%
Partner Communications	11,176	258,772
Teva Pharmaceutical Industries, ADR	12,500	750,125
		1,008,897
Luxembourg--.7%
MSCI Daily TR Net Emerging
Markets Morocco (Warrants 1/29/13)	370 a,b	127,329
Mexico--7.4%
America Movil, Ser. L	282,300	628,516
Corporacion GEO, Ser. B	37,100 a	109,311
Fomento Economico Mexicano, ADR	3,300	141,240
Grupo Mexico, Ser. B	94,900	225,768
Grupo Televisa, ADR	5,600	103,376
Wal-Mart de Mexico, Ser. V	44,700	221,954
		1,430,165
Philippines--2.1%
Ayala	17,980	114,020
Energy Development	1,188,000	123,629
Metropolitan Bank & Trust	82,400	79,497
SM Investments	11,130	87,472
		404,618
Russia--9.4%
Gazprom, ADR	21,336	474,513
LUKOIL, ADR	5,242	275,205
Magnit, GDR	7,147	104,704
Magnitogorsk Iron & Steel Works, GDR	8,683 a	109,739

Rosneft Oil, GDR	12,633	96,516
Sberbank of Russian Federation, GDR	1,226	318,853
Severstal, GDR	7,811 a	94,051
Sistema, GDR	4,529 a	113,225
TMK, GDR	6,351 a	113,048
Vimpel-Communications, ADR	6,600	122,430
		1,822,284
South Africa--9.9%
ArcelorMittal South Africa	10,637	160,702
Aspen Pharmacare Holdings	31,743 a	291,842
Clicks Group	50,094 a	179,035
MTN Group	12,157	176,156
Mvelaphanda Resources	29,208 a	179,654
Naspers, Cl. N	5,684	211,977
Northam Platinum	15,691	90,499
Sasol	3,944	143,996
Standard Bank Group	18,202	253,284
Steinhoff International Holdings	92,145 a	228,140
		1,915,285
South Korea--14.5%
Hynix Semiconductor	9,010 a	163,126
Hyundai Engineering & Construction	2,274	117,435
Hyundai Mobis	729	93,333
Hyundai Motor	1,198	118,777
Hyundai Steel	1,508	115,450
KB Financial Group, ADR	2,771 a	116,022
Kia Motors	8,230	154,326
Korea Electric Power, ADR	3,800	61,294
LG Chem	925	171,459
LG Display	6,270	187,035
LG Electronics	1,268	116,972
LG Household & Health Care	655	156,705
Orion	531	123,605
POSCO	465	212,475
Samsung Electronics	837	536,881
Shinhan Financial Group	3,210	114,712
Shinsegae	218	99,612

SK Telecom	830	123,437
		2,782,656
Taiwan--5.9%
Advanced Semiconductor Engineering	179,000	142,318
Asia Cement	149,000	136,584
Asustek Computer	75,222	132,748
Cathay Financial Holding	108,000 a	174,093
China Steel	148,000	148,588
Chungwa Telecom, ADR	5,837	109,040
HON HAI Precision Industry	43,000	170,270
Richtek Technology	14,000	130,735
		1,144,376
Thailand--4.5%
Bangkok Bank, NVDR	64,800	228,314
Banpu, NVDR	7,800	129,744
Krung Thai Bank, NVDR	752,800	227,673
PTT	16,800	117,877
PTT Exploration & Production, NVDR	42,900	175,155
		878,763
Turkey--4.2%
Akerneji Elektrik Uretim	7,862	86,424
Koza Altin Isletmeleri	4,300	93,146
Tofas Turk Otomobil Fabrikasi	27,217	86,236
Tupras Turkiye Petrol Rafine	7,973	144,354
Turk Hava Yollari	30,730	97,366
Turkiye Garanti Bankasi	51,888	191,246
Turkiye Is Bankasi, Cl. C	43,165	119,461
		818,233
United States--.7%
iShares MSCI Emerging Markets Index Fund	3,600	140,256
Total Common Stocks
(cost $16,324,924)		17,368,024

Preferred Stocks--9.3%
Brazil--8.1%
Banco Bradesco, ADR	9,945	172,148
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR, Cl. A	1,800	123,228

Cia de Bebidas das Americas, ADR	1,600	155,120
Gerdau, ADR	10,600	156,350
Investimentos Itau	24	154
Itau Unibanco Holding, ADR	13,025	259,979
Petroleo Brasileiro, ADR	8,900	341,760
Vale, ADR	14,600	359,160
		1,567,899
South Korea--1.2%
Samsung Electronics, GDR	1,115	237,495
Total Preferred Stocks
(cost $1,111,868)		1,805,394

Total Investments (cost $17,436,792)	99.10%	19,173,418
Cash and Receivables (Net)	.9%	165,446
Net Assets	100.0%	19,338,864

ADR - American Depository Receipts
GDR - Global Depository Receipts
NVDR--Non Voting Depository Receipts

a	Non-income producing security.
b

Fair valued by management. At the period end, the value of this security amounted to $127,329 or 0.7% of net assets. The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $17,436,792. Net unrealized appreciation on investments was $1,736,626 of which $2,328,096 related to appreciated investment securities and $591,470 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	18,905,833	127,329	-	19,033,162
Exchange Traded Funds	140,256	-	-	140,256

+ See Statement of Investments for country classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Opportunity Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

                   (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)